Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2025 MBbls MMcf	Dec. 31, 2024 MBbls MMcf	Dec. 31, 2023 MMcf MBbls	Dec. 31, 2022 MMcf MBbls
Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	45,216	50,489	44,784	48,068
Undeveloped reserves for properties, net	12,967	6,763	17,982	18,241
Proved developed and undeveloped reserves for properties, net	58,183	57,252	62,766	66,309
Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	430	7,000	19,919	24,611
Undeveloped reserves for properties, net | MMcf	2,114	0	855	0
Proved developed and undeveloped reserves for properties, net | MMcf	2,544	7,000	20,774	24,611
Colombia | Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	43,409	49,959	43,120	46,623
Undeveloped reserves for properties, net	4,082	6,396	16,225	17,765
Proved developed and undeveloped reserves for properties, net	47,491	56,355	59,345	64,388
Colombia | Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	884	1,075	1,065
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf		884	1,075	1,065
Argentina | Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	1,807	0	0	0
Undeveloped reserves for properties, net	8,885	0	0	0
Proved developed and undeveloped reserves for properties, net	10,692
Argentina | Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	430	0	0	0
Undeveloped reserves for properties, net | MMcf	2,114	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf	2,544
Brazil | Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	15	28	8
Proved developed and undeveloped reserves for properties, net		15	28	8
Brazil | Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	6,116	8,888	9,443
Proved developed and undeveloped reserves for properties, net | MMcf		6,116	8,888	9,443
Ecuador | Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	515	1,017	322
Undeveloped reserves for properties, net	0	367	1,278	0
Proved developed and undeveloped reserves for properties, net		882	2,295	322
Ecuador | Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	0	0
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Chile | Oil and condensate
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	0	619	1,115
Undeveloped reserves for properties, net	0	0	479	476
Proved developed and undeveloped reserves for properties, net			1,098	1,591
Chile | Natural gas
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	9,956	14,103
Undeveloped reserves for properties, net | MMcf	0	0	855	0
Proved developed and undeveloped reserves for properties, net | MMcf			10,811	14,103